Changes in Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Changes in Significant Accounting Policies
4.	Changes in Significant Accounting Policies

The Company has initially applied IFRS 16 from January 1, 2019. The impact to the Company’s consolidated financial statements is set forth below. A number of other new standards are also effective from January 1, 2019 but they do not have a material effect on the Company’s consolidated financial statements.

Due to the transition methods chosen by the Company in applying these standards, comparative information throughout these consolidated financial statements has not been restated to reflect the requirements of the new standards.

(a)	IFRS 16, Leases

IFRS 16 sets out the accounting standards for leases, which replaces IAS 17, Leases and the related interpretations.

Upon the initial application of IFRS 16, if the Company is a lessee, it is required to recognize a right-of-use asset and a lease liability on the statement of financial position for all leases with exception for leases of low-value assets and short-term leases which the Company may elect to apply the accounting method similar to the accounting for operating lease under IAS 17. Additionally, a depreciation expense charged on the right-of-use asset and an interest expense accrued on the lease liability, for which interest is computed by using effective interest method, are recognized separately on the statement of comprehensive income. On the statement of cash flows, cash payments for the principal amount of the lease liability is classified within financing activities; cash payments for interest portion is classified within operating activities. See Note 5(n) for an explanation of the Company’s accounting policies on leases.

When IFRS 16 became effective, as a lessee, the Company applied this Standard using the modified retrospective approach with the cumulative effect of the initial application of this Standard recognized at the date of initial application. Comparative financial information, therefore, has not been restated. The Company is not required to make any adjustments on transition to IFRS 16 for leases in which it acts as a lessor, except for a sublease. The Company has accounted for those leases in accordance with IFRS 16 starting from the date of initial application. On January 1, 2019, based on the assessment of the remaining contractual terms and conditions agreed in head leases and subleases, all of the Company’s subleases were classified as operating leases.

As at January 1, 2019, lease liabilities recognized for leases previously classified as an operating lease under IAS 17, except for leases of low-value asset and short-term leases, were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate at the date of initial application. Right-of-use assets were measured at an amount equal to the lease liabilities, adjusted by the amount of any prepaid or accrued lease payments relating to that lease. The Company also tested right-of-use assets for impairment applying IAS 36.

In addition, the Company used the following practical expedients when applying IFRS 16 to leases.

a.	Applied a single discount rate to a portfolio of leases with reasonably similar characteristics.

b.	Applied the exemption not to recognize right-of-use assets and lease liabilities to leases for which the lease term ends within 12 months of the date of initial application.

c.	Excluded initial direct costs from the measurement of the right-of-use assets at the date of initial application.

d.	Used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.

For leases that were classified as finance leases under IAS 17, the carrying amount of the right-of-use asset and the lease liability at the date of initial application were determined at the carrying amount of the lease asset and lease payable under IAS 17 as at December 31, 2018.

The weighted average lessee’s incremental borrowing rate applied to lease liabilities recognized by the Company at January 1, 2019 is 1.87%. The reconciliation between the lease liabilities recognized and the future minimum lease payments of non-cancellable operating leases on December 31, 2018 is presented as follows:

Amounts
(in thousands)
The future minimum lease payments of non-cancellable operating leases on December 31, 2018	$5,942,211
Recognition exemption for short-term leases	(43,032)
Other leases in scope of IFRS 16	125,328
Undiscounted amount on January 1, 2019	$6,024,507
Discounted amount using the incremental borrowing rate on January 1, 2019	$5,445,818
Finance lease liabilities recognized on December 31, 2018	2,496
Extension of lease that reasonably certain to be exercised	7,241,212
Lease liabilities recognized on January 1, 2019	$12,689,526

The following table summarized the impacts of initially applying IFRS 16 on the Company’s assets, liabilities and equity as at January 1, 2019.

	January 1, 2019
	Carrying amount under IAS 17 and related standards and interpretations	Adjustments from changes in accounting policies	Carrying amount under IFRS 16
	(in thousands)
Other current assets	$2,941,598	(6,638)	2,934,960
Property, plant and equipment	221,586,475	(1,765)	221,584,710
Right-of-use assets	-	14,059,544	14,059,544
Other noncurrent assets	5,171,646	(1,364,111)	3,807,535
Impacts to total assets		$12,687,030

Lease liabilities–current	$-	708,167	708,167
Other current liabilities	24,291,532	(931)	24,290,601
Lease liabilities–noncurrent	-	11,981,359	11,981,359
Other noncurrent liabilities	2,029,651	(1,565)	2,028,086
Impacts to total liabilities		$12,687,030
Impacts to total equity		$-